BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jul. 02, 2021
Disclosure of detailed information about business combination [abstract]
Schedule of net assets acquired
The following table details the Euro equivalent consideration and provisional fair values of assets and liabilities acquired:

€ million

Intangible assets	4,302
Property, plant and equipment	1,620
Non-current derivative assets	70
Deferred tax assets	5
Other non-current assets	56
Current derivative assets	24
Current tax assets	19
Inventories	457
Amounts receivable from related parties	34
Trade accounts receivable	603
Other current assets	54
Cash and cash equivalents	523
Borrowings, less current portion	(1,253)
Employee benefit liabilities	(37)
Non-current derivative liabilities	(72)
Deferred tax liabilities	(1,228)
Non-current tax liabilities	(6)
Current portion of borrowings	(384)
Current portion of employee benefit liabilities	(45)
Current provisions	(9)
Current derivative liabilities	(35)
Current tax liabilities	(12)
Amounts payable to related parties	(77)
Trade and other payables	(804)
Net identifiable assets acquired	3,805
Non-controlling interest	(220)
Cash flow hedge gains transferred to goodwill relating to business combination	84
Goodwill	2,083
Fair value of consideration	5,752